UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378

                       TEMPLETON DEVELOPING MARKETS TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                            --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period:  12/31/07
                           --------

ITEM 1. REPORTS TO STOCKHOLDERS.



                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    DECEMBER 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ANNUAL REPORT AND SHAREHOLDER LETTER                 INTERNATIONAL
--------------------------------------------------------------------------------
                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                     TEMPLETON
               DEVELOPING MARKETS TRUST             Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        Franklin o TEMPLETON o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ......................................................     1

ANNUAL REPORT

Templeton Developing Markets Trust ......................................     3

Performance Summary .....................................................     8

Your Fund's Expenses ....................................................    13

Financial Highlights and Statement of Investments .......................    15

Financial Statements ....................................................    26

Notes to Financial Statements ...........................................    30

Report of Independent Registered Public Accounting Firm .................    40

Tax Designation .........................................................    41

Board Members and Officers ..............................................    43

Shareholder Information .................................................    48

--------------------------------------------------------------------------------


Annual Report

Templeton Developing Markets Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Developing Markets Trust seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of developing market countries.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asia ............................................   43.1%
Europe ..........................................   29.5%
Latin America ...................................   20.7%
Middle East & Africa ............................    5.1%
Short-Term Investments & Other Net Assets .......    1.6%

--------------------------------------------------------------------------------

This annual report for Templeton Developing Markets Trust covers the fiscal year ended December 31, 2007.

PERFORMANCE OVERVIEW

Templeton Developing Markets Trust - Class A posted a +28.77% cumulative total return for the 12 months ended December 31, 2007. The Fund under-performed its benchmarks, the Morgan Stanley Capital International (MSCI) Emerging Markets
(EM) Index and the Standard & Poor's/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned +39.78% and +40.28% for the same period. 1 Please note that index performance is purely for reference and that we do not attempt to track any index, but

1. Source: Standard & Poor's Micropal. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of global emerging markets. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.


                                                               Annual Report | 3
rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

In 2007, emerging markets equities had another positive year. Despite problems brought on by the U.S. subprime lending crisis, emerging markets registered a +39.78% gain for the year, bringing cumulative return for the past five years to +390.79% in U.S. dollar terms, as measured by the MSCI EM Index. 2 Most stock markets were supported by a robust macroeconomic environment, surging money supply, rising commodity prices, stronger emerging market currencies, improved corporate earnings and significant investment inflows. Periods of increased volatility, however, occurred during the year as nervous investors reacted to subprime concerns and their impact on the global economy as well as overheating concerns in China.

In Asia, India and China were among the top performing markets as both economies continued to benefit from strong economic growth, a large consumer base and vast foreign reserves. Moreover, Chinese stocks listed in Hong Kong were key beneficiaries of the expansion of China's Qualified Domestic Institutional Investor (QDII) program, which allowed domestic fund managers and brokerages to invest in foreign securities. Neighboring markets in Indonesia, Thailand and South Korea also recorded respectable gains.

Market returns in Latin America benefited from high commodity prices and stronger regional currencies. Accelerating economic growth, high foreign investment flows and lower interest rates pushed the Brazilian stock market to end the year at record high levels. However, Mexico underperformed its regional peers as concerns of slowing growth in the U.S. led investors to stay on the sidelines.

Despite recording double-digit returns, European and African markets underperformed their emerging market counterparts during the year. Turkey, however, significantly outperformed global markets as investors responded favorably to the central bank's adoption of a loosening monetary policy, improvement in the country's public finances, as well as the completion of parliamentary and presidential elections. A stronger lira also boosted stock returns in U.S. dollar terms.

2. Source: Standard & Poor's Micropal. See footnote 1 for a description of the MSCI EM Index.


4 | Annual Report

INVESTMENT STRATEGY

We employ a bottom-up, value-oriented, long-term investment approach. We focus on the market price of a company's securities relative to our evaluation of its long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look for investments, we focus on specific companies and perform in-depth research to construct an "action list" from which we make our investment decisions. In choosing investments, we strongly believe in onsite visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

MANAGER'S DISCUSSION

For the 12 months under review, the Fund's exposure to the materials, energy, telecommunication services and bank sectors contributed significantly to absolute performance. 3 Within the materials and energy sectors, holdings in Chalco (Aluminum Corp. of China), CVRD (Companhia Vale do Rio Doce), Petrobras (Petroleo Brasileiro) and Tupras (Tupras-Turkiye Petrol Rafinerileri) were among the largest contributors to performance. Rising oil and commodity prices coupled with growing demand for oil, coal and metals in China as well as other emerging markets benefited these companies.

Additional key contributors included Turkcell (Turkcell Iletisim Hizmetleri) and America Movil in the telecommunication services sector. Turkish and Brazilian banks, Akbank, Vakifbank (Turkiye Vakiflar Bankasi), Unibanco (Unibanco-Uniao de Bancos Brasileiros) and Banco Bradesco, also boosted Fund performance during the period.

Sectors that detracted from Fund performance included retail and real estate. 4 South African stocks Foschini and JD Group declined in value and were the largest detractors in the retail sector during the period. Over the longer term, however, we believed that both stocks were well positioned in their respective markets to benefit from growing demand for their products and services. In the real estate sector, Beijing Capital Land and Hopson Development Holdings were detractors during the period.

TOP 10 COUNTRIES
12/31/07

--------------------------------------------------------------------------------
                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
China                                                                     20.0%
--------------------------------------------------------------------------------
Brazil                                                                    15.5%
--------------------------------------------------------------------------------
Russia                                                                    13.3%
--------------------------------------------------------------------------------
Turkey                                                                     9.6%
--------------------------------------------------------------------------------
South Korea                                                                7.9%
--------------------------------------------------------------------------------
India                                                                      5.4%
--------------------------------------------------------------------------------
South Africa                                                               4.7%
--------------------------------------------------------------------------------
Mexico                                                                     4.6%
--------------------------------------------------------------------------------
Taiwan                                                                     3.1%
--------------------------------------------------------------------------------
Thailand                                                                   2.5%
--------------------------------------------------------------------------------

3. The materials sector comprises chemicals, construction materials, metals and mining, and paper and forest products in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI. The bank sector comprises commercial banks in the SOI.

4. The retail sector comprises specialty retail in the SOI. The real estate sector comprises real estate management and development in the SOI.


                                                               Annual Report | 5

TOP 10 EQUITY HOLDINGS
12/31/07

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
CVRD (Companhia Vale do Rio Doce),
ADR, pfd., A                                                               5.2%
   METALS & MINING, BRAZIL
--------------------------------------------------------------------------------
Petrobras (Petroleo Brasileiro) SA,
ADR, pfd.                                                                  4.7%
   OIL, GAS & CONSUMABLE FUELS, BRAZIL
--------------------------------------------------------------------------------
Chalco (Aluminum Corp. of China Ltd.),
H & 144A                                                                   3.8%
   METALS & MINING, CHINA
--------------------------------------------------------------------------------
Akbank TAS                                                                 3.6%
   COMMERCIAL BANKS, TURKEY
--------------------------------------------------------------------------------
Gazprom OAO, ord. & ADR                                                    3.4%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
--------------------------------------------------------------------------------
UES (Unified Energy Systems)                                               3.4%
   ELECTRIC UTILITIES, RUSSIA
--------------------------------------------------------------------------------
SK Energy Co. Ltd.                                                         3.2%
   OIL, GAS & CONSUMABLE FUELS,
   SOUTH KOREA
--------------------------------------------------------------------------------
Norilsk Nickel (Mining and Metallurgical
Co. Norilsk Nickel)                                                        3.1%
   METALS & MINING, RUSSIA
--------------------------------------------------------------------------------
PetroChina Co. Ltd., H                                                     2.7%
   OIL, GAS & CONSUMABLE FUELS, CHINA
--------------------------------------------------------------------------------
America Movil SAB de CV, L, ADR                                            2.5%
   WIRELESS TELECOMMUNICATION SERVICES,
   MEXICO
--------------------------------------------------------------------------------

Geographically, investments in Brazil, Turkey and China made noteworthy contributions to Fund performance. In addition to stocks discussed earlier, THY (Turk Hava Yollari Anonim Ortakligi), Turkey's national airline; Souza Cruz, Brazil's leading major tobacco company; Sinopec (China Petroleum and Chemical), the largest integrated energy company in China; and PetroChina, a dominant player in the upstream oil and gas sector, also supported performance.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's investments predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

During the reporting period, we made significant purchases in Russia, India, Mexico and China (via Hong Kong-listed China H shares). 5 Major investments included shares of America Movil, UES (Unified Energy Systems), China Telecom and Sberbank (Savings Bank of Russia). We also made select additions in Pakistan, Peru and Chile as we continued to search for undervalued stocks trading at attractive valuations.

From a sector perspective, we increased the Fund's allocations to several sectors based on what we considered favorable market trends. With commodity prices expected to stay at relatively high levels amid growing global energy demand, we increased our investments in coal and diversified metals and mining companies. 6 Greater global demand for consumer products and services also led us to increase our allocation to integrated telecommunication services, home furnishing retail and automobile manufacturing companies. 7 We also increased the Fund's exposure to the information technology (IT) consulting industry because of strong demand for outsourcing services. 8 We initiated a position in Tata Consultancy Services, India's leading IT consulting and outsourcing services provider.

5. "China H" denotes shares of China-incorporated, Hong Kong-listed companies with most businesses in China.

6. The coal industry is part of oil, gas and consumable fuels in the SOI. The diversified metals and mining industry is part of metals and mining in the SOI.

7. The integrated telecommunication services industry is part of diversified telecommunication services in the SOI. The home furnishing retail industry is part of household durables in the SOI. The automobile manufacturing industry is part of automobiles in the SOI.

8. The IT consulting industry is part of IT services in the SOI.


6 | Annual Report

To raise funds for redemptions during the reporting period, we sold a number of holdings. These sales also allowed the Fund to focus on stocks we considered relatively more attractively valued within our investment universe. We sold select positions as stocks reached sale price targets. As a result, the Fund's exposure to the tobacco, semiconductors, diversified banking, and life and health insurance industries fell. 9 Major sales included all or part of Remgro, Old Mutual, Samsung Electronics and Hana Financial Group.

We thank you for your continued participation in Templeton Developing Markets Trust and look forward to serving your future investment needs.

[PHOTO OMITTED]    /s/ Mark Mobius

                   Mark Mobius
                   Executive Chairman
                   Templeton Asset Management Ltd.

9. The semiconductors industry is part of semiconductors and semiconductor equipment in the SOI. The diversified banking industry is part of commercial banks in the SOI. The life and health insurance industry is part of insurance in the SOI.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 7

Performance Summary as of 12/31/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: TEDMX)                                    CHANGE       12/31/07        12/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$2.22         $30.50          $28.28
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
------------------------------------------------------------------------------------------------
Dividend Income                             $0.8380
------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.2984
------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $4.3284
------------------------------------------------------------------------------------------------
   TOTAL                                    $5.4648
------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: TDMBX)                                    CHANGE       12/31/07        12/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$2.07         $29.85          $27.78
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
------------------------------------------------------------------------------------------------
Dividend Income                             $0.5991
------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.2984
------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $4.3284
------------------------------------------------------------------------------------------------
   TOTAL                                    $5.2259
------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: TDMTX)                                    CHANGE       12/31/07        12/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$2.04         $29.76          $27.72
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
------------------------------------------------------------------------------------------------
Dividend Income                             $0.6243
------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.2984
------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $4.3284
------------------------------------------------------------------------------------------------
   TOTAL                                    $5.2511
------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: TDMRX)                                    CHANGE       12/31/07        12/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$2.11         $30.07          $27.96
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
------------------------------------------------------------------------------------------------
Dividend Income                             $0.7935
------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.2984
------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $4.3284
------------------------------------------------------------------------------------------------
   TOTAL                                    $5.4203
------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: TDADX)                              CHANGE       12/31/07        12/31/06
------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$2.21         $30.48          $28.27
------------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/07-12/31/07)
------------------------------------------------------------------------------------------------
Dividend Income                             $0.9360
------------------------------------------------------------------------------------------------
Short-Term Capital Gain                     $0.2984
------------------------------------------------------------------------------------------------
Long-Term Capital Gain                      $4.3284
------------------------------------------------------------------------------------------------
   TOTAL                                    $5.5628
------------------------------------------------------------------------------------------------


8 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------------------
CLASS A                                                             1-YEAR           5-YEAR              10-YEAR
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                           +28.77%         +306.86%             +227.29%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                       +21.34%          +30.84%              +11.92%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                                      $12,134          $38,347              $30,846
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                  1.86%
-----------------------------------------------------------------------------------------------------------------------
CLASS B                                                             1-YEAR           5-YEAR          INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                           +27.82%         +293.53%              280.99%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                       +23.82%          +31.39%              +16.02%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                                       $12,382          $39,153             $38,099
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                  2.58%
-----------------------------------------------------------------------------------------------------------------------
CLASS C                                                             1-YEAR           5-YEAR              10-YEAR
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                           +27.87%         +293.75%             +206.22%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                       +26.87%          +31.54%              +11.84%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                                      $12,687          $39,375              $30,622
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                  2.58%
-----------------------------------------------------------------------------------------------------------------------
CLASS R                                                             1-YEAR           5-YEAR          INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                           +28.53%         +303.22%             +307.11%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                       +28.53%          +32.16%              +26.39%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                                      $12,853          $40,322              $40,711
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                  2.08%
-----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                       1-YEAR           5-YEAR              10-YEAR
-----------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                                           +29.12%         +313.71%             +238.47%
-----------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                                       +29.12%          +32.84%              +12.97%
-----------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                                      $12,912          $41,371              $33,847
-----------------------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 4                  1.58%
-----------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                               Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
CLASS A                                12/31/07
------------------------------------------------
1-Year                                  +21.34%
------------------------------------------------
5-Year                                  +30.84%
------------------------------------------------
10-Year                                 +11.92%
------------------------------------------------

CLASS A (1/1/98-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Templeton Developing       S&P/IFCI
      Date         Markets Trust       Composite Index 5     MSCI EM Index 5
--------------------------------------------------------------------------------
     1/1/1998          $ 9,425              $10,000              $10,000
    1/31/1998          $ 8,594              $ 9,342              $ 9,216
    2/28/1998          $ 9,490              $10,295              $10,178
    3/31/1998          $ 9,930              $10,699              $10,619
    4/30/1998          $ 9,966              $10,726              $10,504
    5/31/1998          $ 8,615              $ 9,388              $ 9,064
    6/30/1998          $ 7,770              $ 8,429              $ 8,113
    7/31/1998          $ 7,822              $ 8,764              $ 8,371
    8/31/1998          $ 5,898              $ 6,301              $ 5,950
    9/30/1998          $ 6,177              $ 6,605              $ 6,328
   10/31/1998          $ 7,087              $ 7,364              $ 6,994
   11/30/1998          $ 7,866              $ 7,918              $ 7,576
   12/31/1998          $ 7,661              $ 7,799              $ 7,466
    1/31/1999          $ 7,229              $ 7,610              $ 7,346
    2/28/1999          $ 7,274              $ 7,746              $ 7,417
    3/31/1999          $ 8,330              $ 8,649              $ 8,395
    4/30/1999          $ 9,885              $ 9,829              $ 9,433
    5/31/1999          $ 9,669              $ 9,653              $ 9,378
    6/30/1999          $10,450              $10,705              $10,443
    7/31/1999          $ 9,974              $10,552              $10,159
    8/31/1999          $ 9,535              $10,665              $10,251
    9/30/1999          $ 9,178              $10,369              $ 9,904
   10/31/1999          $ 9,453              $10,545              $10,115
   11/30/1999          $10,130              $11,493              $11,022
   12/31/1999          $11,610              $13,033              $12,424
    1/31/2000          $11,075              $13,031              $12,498
    2/29/2000          $10,666              $13,021              $12,663
    3/31/2000          $10,779              $13,208              $12,725
    4/30/2000          $ 9,876              $11,842              $11,519
    5/31/2000          $ 9,122              $11,526              $11,043
    6/30/2000          $ 9,793              $11,856              $11,431
    7/31/2000          $ 9,405              $11,285              $10,844
    8/31/2000          $ 9,577              $11,330              $10,897
    9/30/2000          $ 8,622              $10,316              $ 9,945
   10/31/2000          $ 7,897              $ 9,478              $ 9,224
   11/30/2000          $ 7,479              $ 8,644              $ 8,418
   12/31/2000          $ 7,912              $ 8,894              $ 8,621
    1/31/2001          $ 8,831              $10,036              $ 9,808
    2/28/2001          $ 8,174              $ 9,263              $ 9,040
    3/31/2001          $ 7,409              $ 8,464              $ 8,152
    4/30/2001          $ 7,746              $ 8,966              $ 8,555
    5/31/2001          $ 8,031              $ 9,238              $ 8,657
    6/30/2001          $ 7,993              $ 9,070              $ 8,479
    7/31/2001          $ 7,499              $ 8,450              $ 7,944
    8/31/2001          $ 7,514              $ 8,336              $ 7,865
    9/30/2001          $ 6,547              $ 7,043              $ 6,648
   10/31/2001          $ 6,742              $ 7,480              $ 7,060
   11/30/2001          $ 7,154              $ 8,356              $ 7,798
   12/31/2001          $ 7,456              $ 9,051              $ 8,417
    1/31/2002          $ 7,856              $ 9,375              $ 8,702
    2/28/2002          $ 7,871              $ 9,555              $ 8,845
    3/31/2002          $ 8,309              $10,222              $ 9,377
    4/30/2002          $ 8,575              $10,316              $ 9,438
    5/31/2002          $ 8,537              $10,139              $ 9,287
    6/30/2002          $ 8,006              $ 9,415              $ 8,591
    7/31/2002          $ 7,566              $ 8,819              $ 7,937
    8/31/2002          $ 7,544              $ 8,933              $ 8,059
    9/30/2002          $ 6,975              $ 7,940              $ 7,190
   10/31/2002          $ 7,157              $ 8,451              $ 7,656
   11/30/2002          $ 7,726              $ 9,037              $ 8,183
   12/31/2002          $ 7,582              $ 8,695              $ 7,912
    1/31/2003          $ 7,460              $ 8,703              $ 7,877
    2/28/2003          $ 7,453              $ 8,445              $ 7,665
    3/31/2003          $ 7,188              $ 8,135              $ 7,447
    4/30/2003          $ 7,932              $ 8,966              $ 8,111
    5/31/2003          $ 8,408              $ 9,589              $ 8,693
    6/30/2003          $ 8,684              $10,183              $ 9,188
    7/31/2003          $ 9,045              $10,730              $ 9,763
    8/31/2003          $ 9,467              $11,504              $10,419
    9/30/2003          $ 9,743              $11,630              $10,495
   10/31/2003          $10,518              $12,574              $11,388
   11/30/2003          $10,725              $12,736              $11,528
   12/31/2003          $11,611              $13,665              $12,364
    1/31/2004          $11,944              $14,132              $12,803
    2/29/2004          $12,377              $14,813              $13,394
    3/31/2004          $12,365              $15,089              $13,566
    4/30/2004          $11,678              $13,948              $12,457
    5/31/2004          $11,522              $13,759              $12,211
    6/30/2004          $11,741              $13,759              $12,267
    7/31/2004          $11,584              $13,476              $12,050
    8/31/2004          $11,967              $14,078              $12,555
    9/30/2004          $12,592              $14,891              $13,280
   10/31/2004          $12,920              $15,322              $13,598
   11/30/2004          $13,912              $16,653              $14,857
   12/31/2004          $14,565              $17,507              $15,573
    1/31/2005          $14,494              $17,549              $15,622
    2/28/2005          $15,674              $19,022              $16,994
    3/31/2005          $14,940              $17,835              $15,874
    4/30/2005          $14,456              $17,435              $15,451
    5/31/2005          $15,019              $18,088              $15,995
    6/30/2005          $15,494              $18,698              $16,547
    7/31/2005          $16,335              $19,992              $17,718
    8/31/2005          $16,279              $19,984              $17,878
    9/30/2005          $17,587              $22,043              $19,545
   10/31/2005          $16,588              $20,607              $18,268
   11/30/2005          $17,856              $22,279              $19,780
   12/31/2005          $18,672              $23,668              $20,952
    1/31/2006          $20,530              $26,208              $23,305
    2/28/2006          $20,593              $26,225              $23,283
    3/31/2006          $20,780              $26,554              $23,491
    4/30/2006          $22,184              $28,786              $25,168
    5/31/2006          $20,131              $25,935              $22,536
    6/30/2006          $19,818              $25,827              $22,489
    7/31/2006          $20,267              $26,157              $22,825
    8/31/2006          $20,684              $26,930              $23,418
    9/30/2006          $20,636              $27,165              $23,615
   10/31/2006          $21,615              $28,382              $24,737
   11/30/2006          $22,834              $30,595              $26,580
   12/31/2006          $23,955              $31,979              $27,779
    1/31/2007          $23,659              $31,611              $27,492
    2/28/2007          $23,396              $31,545              $27,332
    3/31/2007          $24,316              $32,850              $28,431
    4/30/2007          $25,555              $34,503              $29,752
    5/31/2007          $26,690              $36,274              $31,233
    6/30/2007          $27,513              $38,002              $32,710
    7/31/2007          $28,223              $39,929              $34,453
    8/31/2007          $27,210              $39,042              $33,732
    9/30/2007          $30,406              $43,191              $37,460
   10/31/2007          $33,620              $47,881              $41,640
   11/30/2007          $30,839              $44,591              $38,691
   12/31/2007          $30,846              $44,858              $38,829

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------
CLASS B                                 12/31/07
-------------------------------------------------
1-Year                                   +23.82%
-------------------------------------------------
5-Year                                   +31.39%
-------------------------------------------------
Since Inception (1/1/99)                 +16.02%
-------------------------------------------------

CLASS B (1/1/99-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Templeton Developing       S&P/IFCI
      Date         Markets Trust       Composite Index 5     MSCI EM Index 5
--------------------------------------------------------------------------------
    6/30/2002          $10,188              $12,072              $11,506
    7/31/2002          $ 9,620              $11,307              $10,631
    8/31/2002          $ 9,591              $11,454              $10,795
    9/30/2002          $ 8,857              $10,181              $ 9,630
   10/31/2002          $ 9,082              $10,835              $10,255
   11/30/2002          $ 9,806              $11,587              $10,961
   12/31/2002          $ 9,611              $11,149              $10,597
    1/31/2003          $ 9,464              $11,159              $10,551
    2/28/2003          $ 9,444              $10,828              $10,266
    3/31/2003          $ 9,095              $10,431              $ 9,975
    4/30/2003          $10,030              $11,495              $10,863
    5/31/2003          $10,631              $12,295              $11,643
    6/30/2003          $10,975              $13,056              $12,307
    7/31/2003          $11,418              $13,758              $13,077
    8/31/2003          $11,950              $14,751              $13,955
    9/30/2003          $12,294              $14,912              $14,057
   10/31/2003          $13,269              $16,123              $15,254
   11/30/2003          $13,515              $16,330              $15,441
   12/31/2003          $14,624              $17,521              $16,560
    1/31/2004          $15,040              $18,119              $17,149
    2/29/2004          $15,575              $18,993              $17,940
    3/31/2004          $15,559              $19,347              $18,170
    4/30/2004          $14,680              $17,884              $16,685
    5/31/2004          $14,480              $17,641              $16,356
    6/30/2004          $14,750              $17,642              $16,431
    7/31/2004          $14,540              $17,279              $16,140
    8/31/2004          $15,010              $18,051              $16,816
    9/30/2004          $15,789              $19,093              $17,787
   10/31/2004          $16,188              $19,645              $18,213
   11/30/2004          $17,426              $21,352              $19,900
   12/31/2004          $18,236              $22,447              $20,858
    1/31/2005          $18,136              $22,501              $20,924
    2/28/2005          $19,607              $24,390              $22,761
    3/31/2005          $18,672              $22,867              $21,262
    4/30/2005          $18,057              $22,354              $20,695
    5/31/2005          $18,753              $23,192              $21,424
    6/30/2005          $19,338              $23,974              $22,163
    7/31/2005          $20,376              $25,634              $23,732
    8/31/2005          $20,295              $25,623              $23,945
    9/30/2005          $21,919              $28,263              $26,178
   10/31/2005          $20,658              $26,422              $24,468
   11/30/2005          $22,231              $28,566              $26,494
   12/31/2005          $23,224              $30,346              $28,063
    1/31/2006          $25,514              $33,603              $31,214
    2/28/2006          $25,584              $33,625              $31,185
    3/31/2006          $25,800              $34,047              $31,464
    4/30/2006          $27,525              $36,909              $33,709
    5/31/2006          $24,969              $33,253              $30,185
    6/30/2006          $24,563              $33,114              $30,121
    7/31/2006          $25,100              $33,538              $30,572
    8/31/2006          $25,608              $34,529              $31,366
    9/30/2006          $25,527              $34,831              $31,630
   10/31/2006          $26,724              $36,391              $33,133
   11/30/2006          $28,215              $39,229              $35,601
   12/31/2006          $29,588              $41,002              $37,208
    1/31/2007          $29,221              $40,532              $36,822
    2/28/2007          $28,897              $40,446              $36,609
    3/31/2007          $30,032              $42,120              $38,081
    4/30/2007          $31,561              $44,239              $39,849
    5/31/2007          $32,962              $46,510              $41,833
    6/30/2007          $33,978              $48,725              $43,812
    7/31/2007          $34,854              $51,196              $46,146
    8/31/2007          $33,603              $50,059              $45,181
    9/30/2007          $37,551              $55,379              $50,174
   10/31/2007          $41,520              $61,392              $55,773
   11/30/2007          $38,087              $57,174              $51,823
   12/31/2007          $38,099              $57,517              $52,008


10 | Annual Report

CLASS C (1/1/98-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Templeton Developing       S&P/IFCI
      Date         Markets Trust       Composite Index 5     MSCI EM Index 5
--------------------------------------------------------------------------------
   12/31/2003          $11,841              $13,665              $12,364
    1/31/2004          $12,178              $14,132              $12,803
    2/29/2004          $12,612              $14,813              $13,394
    3/31/2004          $12,591              $15,089              $13,566
    4/30/2004          $11,886              $13,948              $12,457
    5/31/2004          $11,724              $13,759              $12,211
    6/30/2004          $11,943              $13,759              $12,267
    7/31/2004          $11,773              $13,476              $12,050
    8/31/2004          $12,154              $14,078              $12,555
    9/30/2004          $12,785              $14,891              $13,280
   10/31/2004          $13,109              $15,322              $13,598
   11/30/2004          $14,105              $16,653              $14,857
   12/31/2004          $14,768              $17,507              $15,573
    1/31/2005          $14,678              $17,549              $15,622
    2/28/2005          $15,870              $19,022              $16,994
    3/31/2005          $15,121              $17,835              $15,874
    4/30/2005          $14,623              $17,435              $15,451
    5/31/2005          $15,178              $18,088              $15,995
    6/30/2005          $15,652              $18,698              $16,547
    7/31/2005          $16,493              $19,992              $17,718
    8/31/2005          $16,428              $19,984              $17,878
    9/30/2005          $17,743              $22,043              $19,545
   10/31/2005          $16,722              $20,607              $18,268
   11/30/2005          $17,996              $22,279              $19,780
   12/31/2005          $18,801              $23,668              $20,952
    1/31/2006          $20,657              $26,208              $23,305
    2/28/2006          $20,714              $26,225              $23,283
    3/31/2006          $20,881              $26,554              $23,491
    4/30/2006          $22,279              $28,786              $25,168
    5/31/2006          $20,215              $25,935              $22,536
    6/30/2006          $19,886              $25,827              $22,489
    7/31/2006          $20,322              $26,157              $22,825
    8/31/2006          $20,733              $26,930              $23,418
    9/30/2006          $20,667              $27,165              $23,615
   10/31/2006          $21,638              $28,382              $24,737
   11/30/2006          $22,839              $30,595              $26,580
   12/31/2006          $23,948              $31,979              $27,779
    1/31/2007          $23,637              $31,611              $27,492
    2/28/2007          $23,361              $31,545              $27,332
    3/31/2007          $24,264              $32,850              $28,431
    4/30/2007          $25,484              $34,503              $29,752
    5/31/2007          $26,598              $36,274              $31,233
    6/30/2007          $27,411              $38,002              $32,710
    7/31/2007          $28,092              $39,929              $34,453
    8/31/2007          $27,075              $39,042              $33,732
    9/30/2007          $30,231              $43,191              $37,460
   10/31/2007          $33,413              $47,881              $41,640
   11/30/2007          $30,629              $44,591              $38,691
   12/31/2007          $30,622              $44,858              $38,829

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------
CLASS C                                 12/31/07
-------------------------------------------------
1-Year                                   +26.87%
-------------------------------------------------
5-Year                                   +31.54%
-------------------------------------------------
10-Year                                  +11.84%
-------------------------------------------------

CLASS R (1/1/02-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Templeton Developing       S&P/IFCI
      Date         Markets Trust       Composite Index 5     MSCI EM Index 5
--------------------------------------------------------------------------------
     1/1/2002          $10,000              $10,000              $10,000
    1/31/2002          $10,483              $10,357              $10,339
    2/28/2002          $10,504              $10,557              $10,509
    3/31/2002          $11,098              $11,293              $11,141
    4/30/2002          $11,442              $11,397              $11,213
    5/31/2002          $11,391              $11,201              $11,034
    6/30/2002          $10,683              $10,402              $10,207
    7/31/2002          $10,096              $ 9,743              $ 9,430
    8/31/2002          $10,066              $ 9,869              $ 9,576
    9/30/2002          $ 9,307              $ 8,773              $ 8,543
   10/31/2002          $ 9,540              $ 9,336              $ 9,097
   11/30/2002          $10,309              $ 9,984              $ 9,723
   12/31/2002          $10,096              $ 9,606              $ 9,400
    1/31/2003          $ 9,945              $ 9,615              $ 9,359
    2/28/2003          $ 9,935              $ 9,330              $ 9,106
    3/31/2003          $ 9,563              $ 8,988              $ 8,848
    4/30/2003          $10,548              $ 9,905              $ 9,636
    5/31/2003          $11,184              $10,594              $10,328
    6/30/2003          $11,554              $11,250              $10,917
    7/31/2003          $12,025              $11,855              $11,600
    8/31/2003          $12,589              $12,710              $12,379
    9/30/2003          $12,949              $12,849              $12,470
   10/31/2003          $13,975              $13,892              $13,531
   11/30/2003          $14,252              $14,071              $13,697
   12/31/2003          $15,429              $15,097              $14,690
    1/31/2004          $15,875              $15,613              $15,212
    2/29/2004          $16,445              $16,365              $15,914
    3/31/2004          $16,428              $16,670              $16,118
    4/30/2004          $15,509              $15,410              $14,800
    5/31/2004          $15,310              $15,200              $14,509
    6/30/2004          $15,592              $15,201              $14,575
    7/31/2004          $15,383              $14,888              $14,317
    8/31/2004          $15,885              $15,554              $14,917
    9/30/2004          $16,720              $16,452              $15,778
   10/31/2004          $17,149              $16,928              $16,156
   11/30/2004          $18,466              $18,398              $17,653
   12/31/2004          $19,329              $19,341              $18,502
    1/31/2005          $19,234              $19,388              $18,561
    2/28/2005          $20,802              $21,016              $20,191
    3/31/2005          $19,819              $19,704              $18,861
    4/30/2005          $19,172              $19,262              $18,358
    5/31/2005          $19,914              $19,984              $19,004
    6/30/2005          $20,551              $20,658              $19,660
    7/31/2005          $21,664              $22,087              $21,051
    8/31/2005          $21,579              $22,078              $21,241
    9/30/2005          $23,318              $24,353              $23,222
   10/31/2005          $21,993              $22,766              $21,704
   11/30/2005          $23,668              $24,614              $23,501
   12/31/2005          $24,746              $26,148              $24,894
    1/31/2006          $27,189              $28,954              $27,689
    2/28/2006          $27,274              $28,973              $27,663
    3/31/2006          $27,514              $29,337              $27,911
    4/30/2006          $29,370              $31,803              $29,902
    5/31/2006          $26,655              $28,653              $26,776
    6/30/2006          $26,225              $28,533              $26,719
    7/31/2006          $26,816              $28,898              $27,119
    8/31/2006          $27,374              $29,752              $27,824
    9/30/2006          $27,299              $30,012              $28,057
   10/31/2006          $28,586              $31,356              $29,391
   11/30/2006          $30,196              $33,802              $31,581
   12/31/2006          $31,674              $35,330              $33,006
    1/31/2007          $31,277              $34,924              $32,664
    2/28/2007          $30,926              $34,851              $32,474
    3/31/2007          $32,134              $36,293              $33,780
    4/30/2007          $33,767              $38,119              $35,349
    5/31/2007          $35,263              $40,076              $37,109
    6/30/2007          $36,340              $41,984              $38,864
    7/31/2007          $37,268              $44,113              $40,935
    8/31/2007          $35,934              $43,134              $40,078
    9/30/2007          $40,141              $47,718              $44,507
   10/31/2007          $44,383              $52,899              $49,474
   11/30/2007          $40,697              $49,264              $45,970
   12/31/2007          $40,711              $49,560              $46,134

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------
CLASS R                                 12/31/07
-------------------------------------------------
1-Year                                   +28.53%
-------------------------------------------------
5-Year                                   +32.16%
-------------------------------------------------
Since Inception (1/1/02)                 +26.39%
-------------------------------------------------


                                                              Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------
ADVISOR CLASS                           12/31/07
-------------------------------------------------
1-Year                                   +29.12%
-------------------------------------------------
5-Year                                   +32.84%
-------------------------------------------------
10-Year                                  +12.97%
-------------------------------------------------

ADVISOR CLASS (1/1/98-12/31/07)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Templeton Developing       S&P/IFCI
      Date         Markets Trust       Composite Index 5     MSCI EM Index 5
--------------------------------------------------------------------------------
     1/1/1998          $10,000              $10,000              $10,000
    1/31/1998          $ 9,118              $ 9,342              $ 9,216
    2/28/1998          $10,070              $10,295              $10,178
    3/31/1998          $10,544              $10,699              $10,619
    4/30/1998          $10,575              $10,726              $10,504
    5/31/1998          $ 9,148              $ 9,388              $ 9,064
    6/30/1998          $ 8,251              $ 8,429              $ 8,113
    7/31/1998          $ 8,306              $ 8,764              $ 8,371
    8/31/1998          $ 6,262              $ 6,301              $ 5,950
    9/30/1998          $ 6,567              $ 6,605              $ 6,328
   10/31/1998          $ 7,541              $ 7,364              $ 6,994
   11/30/1998          $ 8,368              $ 7,918              $ 7,576
   12/31/1998          $ 8,153              $ 7,799              $ 7,466
    1/31/1999          $ 7,693              $ 7,610              $ 7,346
    2/28/1999          $ 7,741              $ 7,746              $ 7,417
    3/31/1999          $ 8,867              $ 8,649              $ 8,395
    4/30/1999          $10,524              $ 9,829              $ 9,433
    5/31/1999          $10,302              $ 9,653              $ 9,378
    6/30/1999          $11,135              $10,705              $10,443
    7/31/1999          $10,628              $10,552              $10,159
    8/31/1999          $10,160              $10,665              $10,251
    9/30/1999          $ 9,787              $10,369              $ 9,904
   10/31/1999          $10,072              $10,545              $10,115
   11/30/1999          $10,802              $11,493              $11,022
   12/31/1999          $12,388              $13,033              $12,424
    1/31/2000          $11,817              $13,031              $12,498
    2/29/2000          $11,381              $13,021              $12,663
    3/31/2000          $11,507              $13,208              $12,725
    4/30/2000          $10,541              $11,842              $11,519
    5/31/2000          $ 9,743              $11,526              $11,043
    6/30/2000          $10,462              $11,856              $11,431
    7/31/2000          $10,055              $11,285              $10,844
    8/31/2000          $10,246              $11,330              $10,897
    9/30/2000          $ 9,217              $10,316              $ 9,945
   10/31/2000          $ 8,451              $ 9,478              $ 9,224
   11/30/2000          $ 8,004              $ 8,644              $ 8,418
   12/31/2000          $ 8,465              $ 8,894              $ 8,621
    1/31/2001          $ 9,460              $10,036              $ 9,808
    2/28/2001          $ 8,746              $ 9,263              $ 9,040
    3/31/2001          $ 7,933              $ 8,464              $ 8,152
    4/30/2001          $ 8,303              $ 8,966              $ 8,555
    5/31/2001          $ 8,609              $ 9,238              $ 8,657
    6/30/2001          $ 8,568              $ 9,070              $ 8,479
    7/31/2001          $ 8,037              $ 8,450              $ 7,944
    8/31/2001          $ 8,054              $ 8,336              $ 7,865
    9/30/2001          $ 7,024              $ 7,043              $ 6,648
   10/31/2001          $ 7,233              $ 7,480              $ 7,060
   11/30/2001          $ 7,683              $ 8,356              $ 7,798
   12/31/2001          $ 8,006              $ 9,051              $ 8,417
    1/31/2002          $ 8,437              $ 9,375              $ 8,702
    2/28/2002          $ 8,453              $ 9,555              $ 8,845
    3/31/2002          $ 8,933              $10,222              $ 9,377
    4/30/2002          $ 9,219              $10,316              $ 9,438
    5/31/2002          $ 9,179              $10,139              $ 9,287
    6/30/2002          $ 8,615              $ 9,415              $ 8,591
    7/31/2002          $ 8,141              $ 8,819              $ 7,937
    8/31/2002          $ 8,124              $ 8,933              $ 8,059
    9/30/2002          $ 7,511              $ 7,940              $ 7,190
   10/31/2002          $ 7,716              $ 8,451              $ 7,656
   11/30/2002          $ 8,345              $ 9,037              $ 8,183
   12/31/2002          $ 8,181              $ 8,695              $ 7,912
    1/31/2003          $ 8,059              $ 8,703              $ 7,877
    2/28/2003          $ 8,051              $ 8,445              $ 7,665
    3/31/2003          $ 7,764              $ 8,135              $ 7,447
    4/30/2003          $ 8,570              $ 8,966              $ 8,111
    5/31/2003          $ 9,093              $ 9,589              $ 8,693
    6/30/2003          $ 9,400              $10,183              $ 9,188
    7/31/2003          $ 9,782              $10,730              $ 9,763
    8/31/2003          $10,247              $11,504              $10,419
    9/30/2003          $10,546              $11,630              $10,495
   10/31/2003          $11,393              $12,574              $11,388
   11/30/2003          $11,617              $12,736              $11,528
   12/31/2003          $12,576              $13,665              $12,364
    1/31/2004          $12,946              $14,132              $12,803
    2/29/2004          $13,417              $14,813              $13,394
    3/31/2004          $13,413              $15,089              $13,566
    4/30/2004          $12,667              $13,948              $12,457
    5/31/2004          $12,506              $13,759              $12,211
    6/30/2004          $12,743              $13,759              $12,267
    7/31/2004          $12,582              $13,476              $12,050
    8/31/2004          $12,997              $14,078              $12,555
    9/30/2004          $13,684              $14,891              $13,280
   10/31/2004          $14,040              $15,322              $13,598
   11/30/2004          $15,125              $16,653              $14,857
   12/31/2004          $15,843              $17,507              $15,573
    1/31/2005          $15,766              $17,549              $15,622
    2/28/2005          $17,059              $19,022              $16,994
    3/31/2005          $16,259              $17,835              $15,874
    4/30/2005          $15,742              $17,435              $15,451
    5/31/2005          $16,354              $18,088              $15,995
    6/30/2005          $16,881              $18,698              $16,547
    7/31/2005          $17,804              $19,992              $17,718
    8/31/2005          $17,744              $19,984              $17,878
    9/30/2005          $19,176              $22,043              $19,545
   10/31/2005          $18,089              $20,607              $18,268
   11/30/2005          $19,487              $22,279              $19,780
   12/31/2005          $20,380              $23,668              $20,952
    1/31/2006          $22,399              $26,208              $23,305
    2/28/2006          $22,478              $26,225              $23,283
    3/31/2006          $22,682              $26,554              $23,491
    4/30/2006          $24,223              $28,786              $25,168
    5/31/2006          $21,990              $25,935              $22,536
    6/30/2006          $21,649              $25,827              $22,489
    7/31/2006          $22,148              $26,157              $22,825
    8/31/2006          $22,612              $26,930              $23,418
    9/30/2006          $22,559              $27,165              $23,615
   10/31/2006          $23,637              $28,382              $24,737
   11/30/2006          $24,976              $30,595              $26,580
   12/31/2006          $26,214              $31,979              $27,779
    1/31/2007          $25,890              $31,611              $27,492
    2/28/2007          $25,611              $31,545              $27,332
    3/31/2007          $26,619              $32,850              $28,431
    4/30/2007          $27,984              $34,503              $29,752
    5/31/2007          $29,236              $36,274              $31,233
    6/30/2007          $30,147              $38,002              $32,710
    7/31/2007          $30,924              $39,929              $34,453
    8/31/2007          $29,834              $39,042              $33,732
    9/30/2007          $33,333              $43,191              $37,460
   10/31/2007          $36,870              $47,881              $41,640
   11/30/2007          $33,826              $44,591              $38,691
   12/31/2007          $33,847              $44,858              $38,829

ENDNOTES

THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.

5. Source: Standard & Poor's Micropal. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of global emerging markets. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.


12 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                              Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------------------
                                                             BEGINNING ACCOUNT    ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                                        VALUE 7/1/07       VALUE 12/31/07    PERIOD* 7/1/07-12/31/07
----------------------------------------------------------------------------------------------------------------------------
Actual                                                              $1,000           $1,121.10               $ 9.62
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $1,000           $1,016.13               $ 9.15
----------------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------------
Actual                                                              $1,000           $1,117.10               $13.50
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $1,000           $1,012.45               $12.83
----------------------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------------------
Actual                                                              $1,000           $1,117.20               $13.50
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $1,000           $1,012.45               $12.83
----------------------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------------------
Actual                                                              $1,000           $1,120.30               $10.90
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $1,000           $1,014.92               $10.36
----------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------------
Actual                                                              $1,000           $1,122.80               $ 8.19
----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                            $1,000           $1,017.49               $ 7.78
----------------------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.80%; B: 2.53%; C: 2.53%; R: 2.04%; and Advisor:
1.53%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


14 | Annual Report

Templeton Developing Markets Trust

FINANCIAL HIGHLIGHTS

                                                          -------------------------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
CLASS A                                                         2007           2006            2005           2004           2003
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................  $    28.28     $    23.42     $     18.53     $    14.95     $    10.00
                                                          -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .............................        0.55           0.36            0.28           0.18           0.22
   Net realized and unrealized gains (losses) ..........        7.14           6.20            4.90           3.66           4.98
                                                          -------------------------------------------------------------------------
Total from investment operations .......................        7.69           6.56            5.18           3.84           5.20
                                                          -------------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................       (0.84)         (0.53)          (0.29)         (0.26)         (0.25)
   Net realized gains ..................................       (4.63)         (1.17)             --             --             --
                                                          -------------------------------------------------------------------------
Total distributions ....................................       (5.47)         (1.70)          (0.29)         (0.26)         (0.25)
                                                          -------------------------------------------------------------------------
Redemption fees ........................................          -- d           -- d            -- d           -- d           -- d
                                                          -------------------------------------------------------------------------
Net asset value, end of year ...........................  $    30.50     $    28.28     $     23.42     $    18.53     $    14.95
                                                          =========================================================================

Total return c .........................................       28.77%         28.29%          28.20%         25.45%         53.14%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................        1.83% e        1.86% e         1.97% e        2.03% e        2.17%
Net investment income ..................................        1.74%          1.39%           1.36%          1.12%          1.85%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................  $4,647,893     $4,876,035     $ 3,395,151     $2,305,376     $1,873,277
Portfolio turnover rate ................................       92.26% f       51.95%          34.76%         58.74%         48.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 11.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton Developing Markets Trust

                                                          -------------------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
CLASS B                                                         2007           2006            2005           2004           2003
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................  $    27.78     $    23.03     $     18.24     $    14.74     $     9.82
                                                          -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .............................        0.30           0.17            0.15           0.06           0.13
   Net realized and unrealized gains (losses) ..........        7.00           6.08            4.80           3.61           4.93
                                                          -------------------------------------------------------------------------
Total from investment operations .......................        7.30           6.25            4.95           3.67           5.06
                                                          -------------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................       (0.60)         (0.33)          (0.16)         (0.17)         (0.14)
   Net realized gains ..................................       (4.63)         (1.17)             --             --             --
                                                          -------------------------------------------------------------------------
Total distributions ....................................       (5.23)         (1.50)          (0.16)         (0.17)         (0.14)
                                                          -------------------------------------------------------------------------
Redemption fees ........................................          -- d           -- d            -- d           -- d           -- d
                                                          -------------------------------------------------------------------------
Net asset value, end of year ...........................  $    29.85     $    27.78     $     23.03     $    18.24     $    14.74
                                                          =========================================================================

Total return c .........................................       27.82%         27.40%          27.35%         24.70%         52.17%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................        2.55% e        2.58% e         2.62% e        2.68% e        2.82%
Net investment income ..................................        1.02%          0.67%           0.71%          0.47%          1.20%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................  $   53,396     $   54,991     $    46,965     $   36,992     $   26,062
Portfolio turnover rate ................................       92.26% f       51.95%          34.76%         58.74%         48.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 11.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Developing Markets Trust

                                                          -------------------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
CLASS C                                                         2007           2006            2005           2004           2003
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................  $    27.72     $    23.00     $     18.22     $    14.72     $     9.79
                                                          -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .............................        0.29           0.17            0.14           0.05           0.14
   Net realized and unrealized gains (losses) ..........        7.00           6.07            4.81           3.60           4.90
                                                          -------------------------------------------------------------------------
Total from investment operations .......................        7.29           6.24            4.95           3.65           5.04
                                                          -------------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................       (0.62)         (0.35)          (0.17)         (0.15)         (0.11)
   Net realized gains ..................................       (4.63)         (1.17)             --             --             --
                                                          -------------------------------------------------------------------------
Total distributions ....................................       (5.25)         (1.52)          (0.17)         (0.15)         (0.11)
                                                          -------------------------------------------------------------------------
Redemption fees ........................................          -- d           -- d            -- d           -- d           -- d
                                                          -------------------------------------------------------------------------
Net asset value, end of year ...........................  $    29.76     $    27.72     $     23.00     $    18.22     $    14.72
                                                          =========================================================================

Total return c .........................................       27.87%         27.38%          27.31%         24.72%         52.25%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................        2.55% e        2.58% e         2.63% e        2.69% e        2.82%
Net investment income ..................................        1.02%          0.67%           0.70%          0.46%          1.20%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................  $  578,419     $  489,722     $   364,355     $  258,365     $  208,581
Portfolio turnover rate                                        92.26% f       51.95%          34.76%         58.74%         48.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 11.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Templeton Developing Markets Trust

                                                          -------------------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
CLASS R                                                         2007           2006            2005           2004           2003
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................  $    27.96     $    23.20     $     18.39     $    14.85     $     9.98
                                                          -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .............................        0.44           0.29            0.20           0.16           0.17
   Net realized and unrealized gains (losses) ..........        7.09           6.14            4.90           3.64           4.98
                                                          -------------------------------------------------------------------------
Total from investment operations .......................        7.53           6.43            5.10           3.80           5.15
                                                          -------------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................       (0.79)         (0.50)          (0.29)         (0.26)         (0.28)
   Net realized gains ..................................       (4.63)         (1.17)             --             --             --
                                                          -------------------------------------------------------------------------
Total distributions ....................................       (5.42)         (1.67)          (0.29)         (0.26)         (0.28)
                                                          -------------------------------------------------------------------------
Redemption fees ........................................          -- d           -- d            -- d           -- d           -- d
                                                          -------------------------------------------------------------------------
Net asset value, end of year ...........................  $    30.07     $    27.96     $     23.20     $    18.39     $    14.85
                                                          =========================================================================

Total return c .........................................       28.53%         27.99%          28.03%         25.28%         52.82%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................        2.06% e        2.08% e         2.13% e        2.18% e        2.32%
Net investment income ..................................        1.51%          1.17%           1.20%          0.97%          1.70%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................  $   68,502     $   40,779     $    16,183     $    5,220     $    1,688
Portfolio turnover rate ................................       92.26% f       51.95%          34.76%         58.74%         48.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01 per share.

e Benefit of expense reduction rounds to less than 0.01%.

f Excludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 11.


18 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Developing Markets Trust

                                                          -------------------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
ADVISOR CLASS                                                   2007           2006            2005           2004           2003
                                                          -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................  $    28.27     $    23.40     $     18.51     $    14.93     $    10.01
                                                          -------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .............................        0.62           0.43            0.32           0.24           0.26
   Net realized and unrealized gains (losses) ..........        7.16           6.22            4.92           3.65           4.99
                                                          -------------------------------------------------------------------------
Total from investment operations .......................        7.78           6.65            5.24           3.89           5.25
                                                          -------------------------------------------------------------------------
Less distributions from:
   Net investment income ...............................       (0.94)         (0.61)          (0.35)         (0.31)         (0.33)
   Net realized gains ..................................       (4.63)         (1.17)             --             --             --
                                                          -------------------------------------------------------------------------
Total distributions ....................................       (5.57)         (1.78)          (0.35)         (0.31)         (0.33)
                                                          -------------------------------------------------------------------------
Redemption fees ........................................          -- c           -- c            -- c           -- c           -- c
                                                          -------------------------------------------------------------------------
Net asset value, end of year ...........................  $    30.48     $    28.27     $     23.40     $    18.51     $    14.93
                                                          =========================================================================

Total return ...........................................       29.12%         28.63%          28.63%         25.98%         53.72%

RATIOS TO AVERAGE NET ASSETS
Expenses ...............................................        1.56% d        1.58% d         1.63% d        1.68% d        1.82%
Net investment income ..................................        2.01%          1.67%           1.70%          1.47%          2.20%

SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................  $  793,791     $  460,225     $   343,823     $  199,101     $  203,660
Portfolio turnover rate ................................       92.26%         51.95%          34.76%         58.74%         48.60%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than $0.01 per share.

d Benefit of expense reduction rounds to less than 0.01%.

e Excludes the value of portfolio securities delivered as a result of redemptions in-kind. See Note 11.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 98.4%
          COMMON STOCKS AND RIGHTS 84.5%
          AUSTRIA 1.0%
          Erste Bank der oesterreichischen
            Sparkassen AG .........................                 Commercial Banks                       132,600   $    9,385,225
        a IMMOEAST AG .............................       Real Estate Management & Development             299,660        3,222,966
        a Meinl European Land Ltd. ................       Real Estate Management & Development             291,470        4,011,114
          OMV AG ..................................           Oil, Gas & Consumable Fuels                  440,164       35,599,221
          Wienerberger AG .........................                Building Products                       210,000       11,624,160
                                                                                                                     ---------------
                                                                                                                         63,842,686
                                                                                                                     ---------------
          BRAZIL 1.9%
          AES Tiete SA ............................   Independent Power Producers & Energy Traders     499,597,365       22,173,140
          Companhia de Bebidas das Americas
            (AmBev) ...............................                    Beverages                           101,144        7,102,809
        b Companhia Energetica de Minas Gerais ....                Electric Utilities                      116,896        2,219,054
          Energias do Brasil SA ...................               Electrical Equipment                     428,669        6,959,851
        c Marfrig Frigorificos e Comercio De
            Alimentos SA, 144A ....................                  Food Products                       1,488,489       12,752,504
          Natura Cosmeticos SA ....................                Personal Products                       809,112        7,727,474
          Porto Seguro SA .........................                    Insurance                           267,400        9,914,831
          Souza Cruz SA ...........................                     Tobacco                          1,717,849       46,517,035
                                                                                                                     ---------------
                                                                                                                        115,366,698
                                                                                                                     ---------------
          CHINA 20.0%
          Air China Ltd., H .......................                     Airlines                        16,383,000       24,412,416
          Aluminum Corp. of China Ltd., H .........                 Metals & Mining                    107,496,675      221,938,224
        c Aluminum Corp. of China Ltd., H, 144A ...                 Metals & Mining                      6,154,000       12,705,582
          Beijing Capital Land Ltd., H ............       Real Estate Management & Development          11,860,000        7,208,987
          China Construction Bank Corp., H ........                 Commercial Banks                    23,667,000       20,061,152
          China International Marine Containers
            (Group) Co. Ltd., B ...................                    Machinery                         5,663,542       10,509,156
          China Mobile Ltd. .......................       Wireless Telecommunication Services            7,197,500      127,279,113
          China Netcom Group Corp. (Hong Kong)
            Ltd. ..................................      Diversified Telecommunication Services         12,264,000       36,879,599
          China Petroleum and Chemical Corp., H ...           Oil, Gas & Consumable Fuels               97,512,710      147,305,077
          China Shenhua Energy Co. Ltd., H ........           Oil, Gas & Consumable Fuels                4,102,500       24,515,779
          China Telecom Corp. Ltd., H .............      Diversified Telecommunication Services        151,926,606      120,791,597
          CNOOC Ltd. ..............................           Oil, Gas & Consumable Fuels               54,638,307       93,047,886
          Denway Motors Ltd. ......................                   Automobiles                       89,031,474       57,199,534
          Dongfeng Motor Corp., H .................                   Automobiles                       44,504,000       31,388,672
        a Hidili Industry International
            Development ...........................                 Metals & Mining                     18,113,000       27,826,489
      a,c Hidili Industry International
            Development, 144A .....................                 Metals & Mining                      2,972,000        4,565,799
          Huaneng Power International Inc., H .....   Independent Power Producers & Energy Traders       7,310,000        7,696,118
          Industrial and Commercial Bank of China,
            H .....................................                 Commercial Banks                     4,311,000        3,095,831
          Jiangxi Copper Co. Ltd., H ..............                 Metals & Mining                     10,386,000       25,491,856
          Nine Dragons Paper Holdings Ltd. ........             Paper & Forest Products                  2,591,000        6,552,176
          PetroChina Co. Ltd., H ..................           Oil, Gas & Consumable Fuels               93,894,902      167,366,299
          Shanghai Industrial Holdings Ltd. .......             Industrial Conglomerates                 7,390,136       32,221,262


20 | Annual Report

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND RIGHTS (CONTINUED)
          CHINA (CONTINUED)
        a Soho China Ltd. .........................       Real Estate Management & Development          10,239,000   $   10,569,748
      a,c Soho China Ltd., 144A ...................       Real Estate Management & Development           3,479,500        3,591,897
          Travelsky Technology Ltd., H ............                   IT Services                        2,661,000        2,828,854
                                                                                                                     ---------------
                                                                                                                      1,227,049,103
                                                                                                                     ---------------
          EGYPT 0.2%
          Orascom Construction Industries .........            Construction & Engineering                   94,131        9,794,743
          Telecom Egypt ...........................      Diversified Telecommunication Services          1,078,539        4,092,241
                                                                                                                     ---------------
                                                                                                                         13,886,984
                                                                                                                     ---------------
          HONG KONG 1.4%
          Citic Pacific Ltd. ......................             Industrial Conglomerates                 2,902,000       16,206,781
          Dairy Farm International Holdings Ltd. ..             Food & Staples Retailing                 3,123,362       13,617,858
          GOME Electrical Appliances Holdings
            Ltd. ..................................                 Specialty Retail                    12,606,000       32,007,643
          Hopson Development Holdings Ltd. ........       Real Estate Management & Development           2,582,000        7,135,341
          Hutchison Whampoa Ltd. ..................             Industrial Conglomerates                 1,223,000       13,871,885
          VTech Holdings Ltd. .....................             Communications Equipment                   706,000        5,069,953
                                                                                                                     ---------------
                                                                                                                         87,909,461
                                                                                                                     ---------------
          HUNGARY 1.6%
          Magyar Telekom PLC ......................      Diversified Telecommunication Services          3,305,344       17,159,723
          MOL Hungarian Oil and Gas Nyrt. .........           Oil, Gas & Consumable Fuels                  506,606       71,581,183
          OTP Bank Ltd. ...........................                 Commercial Banks                       154,527        7,835,097
                                                                                                                     ---------------
                                                                                                                         96,576,003
                                                                                                                     ---------------
          INDIA 5.4%
          Ashok Leyland Ltd. ......................                    Machinery                         7,997,677       10,553,970
        a Bharti Airtel Ltd. ......................       Wireless Telecommunication Services              561,198       14,164,179
          Dr. Reddy's Laboratories Ltd. ...........                 Pharmaceuticals                        328,985        6,139,300
          Gail India Ltd. .........................                  Gas Utilities                       2,374,840       32,667,987
          Grasim Industries Ltd. ..................              Construction Materials                      2,925          271,055
          Hindalco Industries Ltd. ................                 Metals & Mining                      4,674,127       25,484,994
          Hindustan Unilever Ltd. .................                Household Products                    2,824,100       15,329,907
          Maruti Suzuki India Ltd. ................                   Automobiles                          222,373        5,587,118
          National Aluminium Co. Ltd. .............                 Metals & Mining                      1,780,415       22,236,550
          Oil & Natural Gas Corp. Ltd. ............           Oil, Gas & Consumable Fuels                2,627,981       82,464,116
          Reliance Industries Ltd. ................           Oil, Gas & Consumable Fuels                  339,700       24,836,764
          Satyam Computer Services Ltd. ...........                   IT Services                          581,000        6,622,412
          Tata Chemicals Ltd. .....................                    Chemicals                           927,875        9,715,550
          Tata Consultancy Services Ltd. ..........                   IT Services                        1,785,701       49,093,749
          Tata Motors Ltd. ........................                    Machinery                           240,800        4,534,899
          Tata Steel Ltd. .........................                 Metals & Mining                      1,050,000       24,909,022
                                                                                                                     ---------------
                                                                                                                        334,611,572
                                                                                                                     ---------------
          INDONESIA 0.4%
          PT Bank Central Asia Tbk ................                 Commercial Banks                    11,765,500        9,144,333
          PT Telekomunikasi Indonesia, B ..........      Diversified Telecommunication Services         16,466,000       17,793,974
                                                                                                                     ---------------
                                                                                                                         26,938,307
                                                                                                                     ---------------


                                                              Annual Report | 21

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND RIGHTS (CONTINUED)
          ISRAEL 0.2%
      a,b Taro Pharmaceutical Industries Ltd. .....                  Pharmaceuticals                     1,342,656   $   10,338,451
                                                                                                                     ---------------
          MEXICO 4.6%
          Alfa SAB de CV ..........................             Industrial Conglomerates                 1,009,300        6,517,876
          America Movil SAB de CV, L, ADR .........        Wireless Telecommunication Services           2,549,272      156,499,808
          Cemex SAB de CV, CPO, ADR ...............              Construction Materials                    233,460        6,034,941
          Consorcio ARA SAB de CV .................                Household Durables                    1,924,389        2,150,549
          Fomento Economico Mexicano SAB de CV,
            ADR ...................................                     Beverages                          192,700        7,355,359
          Grupo Televisa SA .......................                       Media                          5,637,850       26,900,761
          Kimberly Clark de Mexico SAB de CV, A ...                Household Products                   11,827,694       51,635,788
          Telefonos de Mexico SAB de CV (Telmex),
            L, ADR ................................      Diversified Telecommunication Services            698,540       25,734,213
                                                                                                                     ---------------
                                                                                                                        282,829,295
                                                                                                                     ---------------
          PAKISTAN 1.0%
          MCB Bank Ltd. ...........................                 Commercial Banks                     4,330,012       28,090,646
          Oil & Gas Development Co. Ltd. ..........            Oil, Gas & Consumable Fuels               4,731,000        9,166,552
          Pakistan Telecommunications Corp., A ....      Diversified Telecommunication Services         34,262,419       23,369,582
                                                                                                                     ---------------
                                                                                                                         60,626,780
                                                                                                                     ---------------
          PERU 0.4%
          Compania de Minas Buenaventura SA,
            ADR ...................................                  Metals & Mining                       418,410       23,682,006
                                                                                                                     ---------------
          PHILIPPINES 0.5%
          San Miguel Corp., B .....................                     Beverages                       19,599,836       28,284,993
                                                                                                                     ---------------
          POLAND 0.6%
        a Polski Koncern Naftowy Orlen SA .........            Oil, Gas & Consumable Fuels               1,852,728       38,947,136
                                                                                                                     ---------------
          RUSSIA 13.3%
          Bank Of Moscow ..........................                 Commercial Banks                        91,075        4,758,669
          Fifth Power Generation Co. ..............                Electric Utilities                    4,270,457          748,184
          Gazprom OAO .............................            Oil, Gas & Consumable Fuels               3,119,000       43,946,710
          Gazprom OAO, ADR ........................            Oil, Gas & Consumable Fuels               1,150,836       65,252,401
          Gazprom, ADR ............................            Oil, Gas & Consumable Fuels               1,812,800      101,788,720
          LUKOIL, ADR .............................            Oil, Gas & Consumable Fuels                 669,879       57,643,088
          LUKOIL, ADR (London Exchange) ...........            Oil, Gas & Consumable Fuels                 259,498       22,420,627
          Mining and Metallurgical Co. Norilsk
            Nickel ................................                  Metals & Mining                       718,273      190,342,345
          OAO TMK, GDR ............................            Energy Equipment & Services                 149,000        6,630,500
          Sberbank RF .............................                 Commercial Banks                    15,395,900       64,970,698
          TGC-5 JSC ...............................   Independent Power Producers & Energy Traders     140,965,043          127,573
          TNK-BP ..................................            Oil, Gas & Consumable Fuels              22,205,470       49,518,198
        a Unified Energy Systems ..................                Electric Utilities                  157,245,900      206,621,113
                                                                                                                     ---------------
                                                                                                                        814,768,826
                                                                                                                     ---------------


22 | Annual Report

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND RIGHTS (CONTINUED)
          SINGAPORE 0.8%
          ComfortDelGro Corp. Ltd. ................                   Road & Rail                        9,940,586   $   12,620,120
          Fraser and Neave Ltd. ...................             Industrial Conglomerates                 7,738,071       31,672,704
          Keppel Corp. Ltd. .......................             Industrial Conglomerates                   460,000        4,148,601
                                                                                                                     ---------------
                                                                                                                         48,441,425
                                                                                                                     ---------------
          SOUTH AFRICA 4.7%
          Barloworld Ltd. .........................             Industrial Conglomerates                   519,515        8,150,294
          Foschini Ltd. ...........................                 Specialty Retail                     4,245,962       29,873,265
        a Freeworld Coatings Ltd. .................                 Specialty Retail                       519,515          798,381
          Imperial Holdings Ltd. ..................             Air Freight & Logistics                  1,239,341       18,843,760
          JD Group Ltd. ...........................                 Specialty Retail                     2,764,815       20,539,777
          Lewis Group Ltd. ........................                 Specialty Retail                     3,880,378       25,972,814
          MTN Group Ltd. ..........................       Wireless Telecommunication Services            3,928,384       73,280,241
          Remgro Ltd. .............................          Diversified Financial Services              2,305,134       66,675,959
          Standard Bank Group Ltd. ................                 Commercial Banks                     1,397,258       20,369,640
          Tiger Brands Ltd. .......................                  Food Products                         956,797       23,414,697
                                                                                                                     ---------------
                                                                                                                        287,918,828
                                                                                                                     ---------------
          SOUTH KOREA 7.9%
        a Daewoo Shipbuilding & Marine
            Engineering Co. Ltd. ..................                    Machinery                           312,170       17,208,453
          GS Holdings Corp. .......................           Oil, Gas & Consumable Fuels                  517,380       32,113,432
        a Kangwon Land Inc. .......................          Hotels, Restaurants & Leisure               1,455,974       38,263,939
        b POSCO ...................................                 Metals & Mining                         50,050       30,744,885
          Samsung Electronics Co. Ltd. ............     Semiconductors & Semiconductor Equipment            67,685       40,203,899
      a,b Samsung Heavy Industries Co. Ltd. .......                    Machinery                           578,530       24,845,795
        b SK Energy Co. Ltd. ......................           Oil, Gas & Consumable Fuels                1,005,700      194,467,924
        a SK Holdings Co. Ltd. ....................             Industrial Conglomerates                   361,149       76,392,823
        a SKC Co. Ltd. ............................                Household Durables                       94,380        2,823,182
      a,b Woori Finance Holdings Co. Ltd. .........                 Commercial Banks                     1,354,000       27,266,599
                                                                                                                     ---------------
                                                                                                                        484,330,931
                                                                                                                     ---------------
          SWEDEN 1.2%
          Oriflame Cosmetics SA, SDR ..............                Personal Products                     1,127,297       72,006,691
                                                                                                                     ---------------
          TAIWAN 3.1%
          Compal Communications Inc. ..............             Communications Equipment                 3,869,000        9,603,901
          MediaTek Inc. ...........................     Semiconductors & Semiconductor Equipment         1,119,000       14,526,642
          Novatek Microelectronics Corp. Ltd. .....     Semiconductors & Semiconductor Equipment         7,138,979       27,296,744
          President Chain Store Corp. .............             Food & Staples Retailing                23,544,164       61,855,158
          Siliconware Precision Industries Co. ....     Semiconductors & Semiconductor Equipment        22,496,377       40,442,145
          Sunplus Technology Co. Ltd. .............     Semiconductors & Semiconductor Equipment         9,051,243       13,564,305
          Taiwan Semiconductor Manufacturing Co.
            Ltd. ..................................     Semiconductors & Semiconductor Equipment        12,374,421       23,657,542
                                                                                                                     ---------------
                                                                                                                        190,946,437
                                                                                                                     ---------------


                                                              Annual Report | 23

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND RIGHTS (CONTINUED)
          THAILAND 2.5%
          Kasikornbank Public Co. Ltd., fgn. ......                 Commercial Banks                    13,088,587   $   33,998,853
        a PTT Aromatics & Refining Public Co. Ltd.,
            fgn. ..................................           Oil, Gas & Consumable Fuels                5,378,334        6,865,619
          PTT Public Co. Ltd., fgn. ...............           Oil, Gas & Consumable Fuels                2,498,000       27,883,271
          Siam Cement Public Co. Ltd., fgn. .......              Construction Materials                  6,649,079       46,189,238
          Siam Commercial Bank Public Co. Ltd.,
            fgn. ..................................                 Commercial Banks                     3,357,761        8,672,264
        c Thai Beverages Co. Ltd., 144A, fgn. .....                    Beverages                        45,186,863        7,993,791
          Thai Beverages Co. Ltd., fgn. ...........                    Beverages                       118,239,735       20,917,224
        a True Corp. Public Co. Ltd., fgn., rts.,
            3/28/08 ...............................      Diversified Telecommunication Services          2,258,595               --
                                                                                                                     ---------------
                                                                                                                        152,520,260
                                                                                                                     ---------------
          TURKEY 9.6%
          Akbank TAS ..............................                 Commercial Banks                    29,635,863      220,793,841
          Anadolu Efes Biracilik Ve Malt Sanayii
            AS ....................................                    Beverages                         1,741,459       20,728,992
          Arcelik AS, Br. .........................                Household Durables                    8,149,277       56,875,707
          Tupras-Turkiye Petrol Rafineleri AS .....           Oil, Gas & Consumable Fuels                3,546,395      104,015,439
        a Turk Hava Yollari Anonim Ortakligi ......                     Airlines                         1,253,369        9,230,549
      a,c Turk Hava Yollari Anonim Ortakligi,
            144A ..................................                     Airlines                         4,767,107       35,107,789
          Turkcell Iletisim Hizmetleri AS .........       Wireless Telecommunication Services            7,713,428       84,548,815
          Turkiye Vakiflar Bankasi T.A.O., D ......                 Commercial Banks                    17,037,327       60,402,084
                                                                                                                     ---------------
                                                                                                                        591,703,216
                                                                                                                     ---------------
          UNITED KINGDOM 2.2%
          Anglo American PLC ......................                 Metals & Mining                      2,004,094      121,156,459
          HSBC Holdings PLC .......................                 Commercial Banks                       709,600       11,984,242
                                                                                                                     ---------------
                                                                                                                        133,140,701
                                                                                                                     ---------------
          TOTAL COMMON STOCKS AND RIGHTS
            (COST $3,536,320,709) .................                                                                   5,186,666,790
                                                                                                                     ---------------
          DIRECT EQUITY INVESTMENTS
            (COST $4,447,586) 0.1%
          HONG KONG 0.1%
a,d,e,f,g Mayfair Hanoi, Ltd., 37.5% equity owned
            through HEA Holdings Ltd., a wholly
            owned investment ......................                   Real Estate                                         5,507,295
                                                                                                                     ---------------
          PREFERRED STOCKS 13.8%
          BRAZIL 13.6%
          Banco Bradesco SA, ADR, pfd. ............                 Commercial Banks                     2,724,294       87,177,408
          Companhia Vale do Rio Doce, ADR, pfd.,
            A .....................................                 Metals & Mining                     11,516,746      322,238,553
          Itausa - Investimentos Itau SA, pfd. ....                 Commercial Banks                     1,066,400        7,039,438
          Metalurgica Gerdau SA, pfd. .............                 Metals & Mining                        539,610       21,523,770
          Petroleo Brasileiro SA, ADR, pfd. .......           Oil, Gas & Consumable Fuels                3,029,838      291,531,012


24 | Annual Report

Templeton Developing Markets Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                        INDUSTRY                     SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          PREFERRED STOCKS (CONTINUED)
          BRAZIL (CONTINUED)
          Unibanco - Uniao de Bancos Brasileiros
            SA, GDR, pfd. .........................                Commercial Banks                        508,736   $   71,039,895
          Usinas Siderurgicas de Minas Gerais SA,
            pfd., A ...............................                 Metals & Mining                        817,948       37,450,967
                                                                                                                     ---------------
                                                                                                                        838,001,043
                                                                                                                     ---------------
          CHILE 0.2%
          Embotelladora Andina SA, pfd., A ........                    Beverages                         4,522,225       12,169,458
                                                                                                                     ---------------
          TOTAL PREFERRED STOCKS
            (COST $348,289,016) ...................                                                                     850,170,501
                                                                                                                     ---------------
          TOTAL LONG TERM INVESTMENTS
            (COST $3,889,057,311) .................                                                                   6,042,344,586
                                                                                                                     ---------------

                                                                                                ------------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                ------------------
          SHORT TERM INVESTMENTS 1.8%
          U.S. GOVERNMENT AND AGENCY SECURITIES 1.8%
        h FHLB, 1/02/08 ...........................                                                  $  24,185,000   $   24,185,000
        h FHLMC, 3/31/08 - 4/25/08 ................                                                     10,310,000       10,180,648
        h FNMA, 1/04/08 - 8/01/08 .................                                                     79,063,000       77,565,576
                                                                                                                     ---------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (COST $111,850,013) ...................                                                                     111,931,224
                                                                                                                     ---------------
          TOTAL INVESTMENTS
            (COST $4,000,907,324) 100.2% ..........                                                                   6,154,275,810
          OTHER ASSETS, LESS LIABILITIES
            (0.2)% ................................                                                                     (12,274,155)
                                                                                                                     ---------------
          NET ASSETS 100.0% .......................                                                                  $6,142,001,655
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
CPO   - Certificates of Ordinary Participation
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
GDR   - Global Depository Receipt
SDR   - Swedish Depository Receipt

a Non-income producing for the twelve months ended December 31, 2007.

b A portion or all of the securities purchased on a when-issued or delayed delivery basis. See Note 1(c).

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2007, the aggregate value of these securities was $76,717,362, representing 1.25% of net assets.

d See Note 9 regarding holdings of 5% voting securities.

e See Note 8 regarding restricted securities.

f Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2007, the value of this security was $5,507,295, representing 0.09% of net assets.

g See Note 10 regarding other considerations - security board member.

h The security is traded on a discount basis with no stated coupon rate.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Templeton Developing Markets Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ........................   $ 3,996,459,738
      Cost - Controlled affiliates (Note 9) ..............         4,447,586
                                                             ----------------
      Total cost of investments ..........................   $ 4,000,907,324
                                                             ================
      Value - Unaffiliated issuers .......................   $ 6,148,768,515
      Value - Controlled affiliates (Note 9) .............         5,507,295
                                                             ----------------
      Total value of investments .........................     6,154,275,810
   Foreign currency, at value (cost $12,168,457) .........        12,179,512
   Receivables:
      Investment securities sold .........................        30,231,353
      Capital shares sold ................................        10,113,782
      Dividends ..........................................        12,011,917
      Foreign tax ........................................           690,386
                                                             ----------------
         Total assets ....................................     6,219,502,760
                                                             ----------------
Liabilities:
   Payables:
      Investment securities purchased ....................        47,461,227
      Capital shares redeemed ............................        14,013,096
      Affiliates .........................................        10,331,261
   Funds advanced by custodian ...........................            22,360
   Deferred tax ..........................................         2,341,302
   Accrued expenses and other liabilities ................         3,331,859
                                                             ----------------
           Total liabilities .............................        77,501,105
                                                             ----------------
                Net assets, at value .....................   $ 6,142,001,655
                                                             ================
Net assets consist of:
   Paid-in capital .......................................   $ 3,953,258,175
   Distributions in excess of net investment income.......       (46,986,131)
   Net unrealized appreciation (depreciation) ............     2,151,084,235
   Accumulated net realized gain (loss) ..................        84,645,376
                                                             ----------------
                Net assets, at value .....................   $ 6,142,001,655
                                                             ================


26 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Developing Markets Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2007

CLASS A:
   Net assets, at value ....................................................   $ 4,647,893,249
                                                                               ================
   Shares outstanding ......................................................       152,384,739
                                                                               ================
   Net asset value per share a .............................................   $         30.50
                                                                               ================
   Maximum offering price per share (net asset value per share / 94.25%) ...   $         32.36
                                                                               ================
CLASS B:
   Net assets, at value ....................................................   $    53,396,435
                                                                               ================
   Shares outstanding ......................................................         1,789,049
                                                                               ================
   Net asset value and maximum offering price per share a ..................   $         29.85
                                                                               ================
CLASS C:
   Net assets, at value ....................................................   $   578,418,929
                                                                               ================
   Shares outstanding ......................................................        19,438,916
                                                                               ================
   Net asset value and maximum offering price per share a ..................   $         29.76
                                                                               ================
CLASS R:
   Net assets, at value ....................................................   $    68,501,675
                                                                               ================
   Shares outstanding ......................................................         2,278,425
                                                                               ================
   Net asset value and maximum offering price per share a ..................   $         30.07
                                                                               ================
ADVISOR CLASS:
   Net assets, at value ....................................................   $   793,791,367
                                                                               ================
   Shares outstanding ......................................................        26,045,106
                                                                               ================
   Net asset value and maximum offering price per share a ..................   $         30.48
                                                                               ================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 27

Templeton Developing Markets Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2007

Investment income:
   Dividends (net of foreign taxes of $14,140,311) ...............................   $   205,648,540
   Interest (net of foreign taxes of $13,840) ....................................        12,880,009
                                                                                     ----------------
           Total investment income ...............................................       218,528,549
                                                                                     ----------------
Expenses:
   Management fees (Note 3a) .....................................................        73,370,690
   Administrative fees (Note 3b) .................................................         5,164,393
   Distribution fees (Note 3c)
      Class A ....................................................................        13,036,011
      Class B ....................................................................           532,426
      Class C ....................................................................         5,244,288
      Class R ....................................................................           276,043
   Transfer agent fees (Note 3e) .................................................        10,062,201
   Custodian fees (Note 4) .......................................................         5,500,163
   Reports to shareholders .......................................................           530,343
   Registration and filing fees ..................................................           239,306
   Professional fees .............................................................           388,000
   Trustees' fees and expenses ...................................................           133,349
   Other .........................................................................           156,763
                                                                                     ----------------
           Total expenses ........................................................       114,633,976
           Expense reductions (Note 4) ...........................................           (73,625)
                                                                                     ----------------
                Net expenses .....................................................       114,560,351
                                                                                     ----------------
                   Net investment income .........................................       103,968,198
                                                                                     ----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments (net of foreign taxes of $599,859 and including gain from
           redemptions in-kind of $111,257,407 - Note 11) ........................     1,017,892,636
      Foreign currency transactions ..............................................        (5,664,588)
      Swap Agreements ............................................................          (405,280)
                                                                                     ----------------
           Net realized gain (loss) ..............................................     1,011,822,768
                                                                                     ----------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ................................................................       356,589,436
      Translation of assets and liabilities denominated in foreign currencies ....           335,865
   Change in deferred taxes on unrealized appreciation (depreciation) ............        (1,784,431)
                                                                                     ----------------
           Net change in unrealized appreciation (depreciation) ..................       355,140,870
                                                                                     ----------------
Net realized and unrealized gain (loss) ..........................................     1,366,963,638
                                                                                     ----------------
Net increase (decrease) in net assets resulting from operations ..................   $ 1,470,931,836
                                                                                     ================


28 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Templeton Developing Markets Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                ----------------------------------
                                                                                                      YEAR ENDED DECEMBER 31,
                                                                                                ----------------------------------
                                                                                                      2007              2006
                                                                                                ----------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .................................................................   $   103,968,198   $    69,776,342
      Net realized gain (loss) from investments, foreign currency transactions, and swap
        agreements ..........................................................................     1,011,822,768       612,176,751
      Net change in unrealized appreciation (depreciation) on investments, translation of
        assets and liabilities denominated in foreign currencies, and deferred taxes ........       355,140,870       550,462,961
                                                                                                ----------------------------------
            Net increase (decrease) in net assets resulting from operations .................     1,470,931,836     1,232,416,054
                                                                                                ----------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ............................................................................      (119,782,375)      (86,444,909)
         Class B ............................................................................        (1,019,709)         (667,578)
         Class C ............................................................................       (10,672,975)       (5,833,695)
         Class R ............................................................................        (1,463,391)         (607,853)
         Advisor Class ......................................................................       (20,739,845)       (9,377,163)
      Net realized gains:
         Class A ............................................................................      (629,506,866)     (193,859,398)
         Class B ............................................................................        (7,441,868)       (2,227,596)
         Class C ............................................................................       (78,249,563)      (19,753,179)
         Class R ............................................................................        (8,852,009)       (1,594,768)
         Advisor Class ......................................................................      (104,138,795)      (18,263,555)
                                                                                                ----------------------------------
   Total distributions to shareholders ......................................................      (981,867,396)     (338,629,694)
                                                                                                ----------------------------------
   Capital share transactions: (Note 2)
         Class A ............................................................................      (622,200,255)      750,165,076
         Class B ............................................................................        (6,130,838)       (1,115,846)
         Class C ............................................................................        49,112,499        49,305,869
         Class R ............................................................................        24,082,343        19,666,403
         Advisor Class ......................................................................       286,241,307        43,404,176
                                                                                                ----------------------------------
   Total beneficial share transactions ......................................................      (268,894,944)      861,425,678
                                                                                                ----------------------------------

   Redemption fees ..........................................................................            80,457            63,707
                                                                                                ----------------------------------
            Net increase (decrease) in net assets ...........................................       220,249,953     1,755,275,745
Net assets:
   Beginning of year ........................................................................     5,921,751,702     4,166,475,957
                                                                                                ----------------------------------
   End of year ..............................................................................   $ 6,142,001,655   $ 5,921,751,702
                                                                                                ==================================
Distributions in excess of net investment income included in net assets:
   End of year ..............................................................................   $   (46,986,131)  $   (60,218,762)
                                                                                                ==================================


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 29

Templeton Developing Markets Trust

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company. The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


30 | Annual Report

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                              Annual Report | 31

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. TOTAL RETURN SWAPS

The Fund may enter into total return swaps. A total return swap is an agreement between the Fund and a counterparty to exchange a market linked return for a floating rate payment, both based on a notional principal amount. Total return swaps are marked to market daily based upon quotations from the market makers and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Payments received or paid are recorded as a realized gain or loss. The risks of entering into a total return swap include the unfavorable fluctuation of interest rates or the price of the underlying security or index, as well as the potential inability of the counterparty to fulfill their obligations under the swap agreement.

F. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.


32 | Annual Report

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                           ---------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                                                        2007                            2006
                                           ---------------------------------------------------------------
                                              SHARES           AMOUNT          SHARES          AMOUNT
                                           ---------------------------------------------------------------
CLASS A SHARES:
   Shares sold .........................     37,285,682   $ 1,162,545,150    75,390,588   $ 1,976,178,201
   Shares issued in reinvestment
      of distributions .................     22,920,149       657,330,261     8,843,430       242,813,868
   Shares redeemed in-kind
      (Note 11) ........................    (11,489,267)     (339,622,741)           --                --
   Shares redeemed .....................    (68,737,250)   (2,102,452,925)  (56,794,665)   (1,468,826,993)
                                           ---------------------------------------------------------------
   Net increase (decrease) .............    (20,020,686)  $  (622,200,255)   27,439,353   $   750,165,076
                                           ===============================================================
CLASS B SHARES:
   Shares sold .........................        159,201   $     5,149,716       320,132   $     8,140,448
   Shares issued in reinvestment
      of distributions .................        274,966         7,720,298        98,115         2,642,216
   Shares redeemed .....................       (624,932)      (19,000,852)     (477,650)      (11,898,510)
                                           ---------------------------------------------------------------
   Net increase (decrease) .............       (190,765)  $    (6,130,838)      (59,403)  $    (1,115,846)
                                           ===============================================================


                                                              Annual Report | 33

Templeton Developing Markets Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                              -----------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                                        2007                           2006
                                              -----------------------------------------------------------
                                                SHARES         AMOUNT          SHARES         AMOUNT
                                              -----------------------------------------------------------
CLASS C SHARES:
   Shares sold ............................    3,103,553    $  93,927,906     4,986,758    $ 127,231,831
   Shares issued in reinvestment
      of distributions ....................    2,597,066       72,815,274       771,265       20,741,944
   Shares redeemed ........................   (3,927,109)    (117,630,681)   (3,933,841)     (98,667,906)
                                              -----------------------------------------------------------
   Net increase (decrease) ................    1,773,510    $  49,112,499     1,824,182    $  49,305,869
                                              ===========================================================
CLASS R SHARES:
   Shares sold ............................    1,366,811    $  42,058,022     1,117,472    $  28,707,815
   Shares issued in reinvestment
      of distributions ....................      346,329        9,826,080        79,447        2,160,569
   Shares redeemed ........................     (893,078)     (27,801,759)     (436,201)     (11,201,981)
                                              -----------------------------------------------------------
   Net increase (decrease) ................      820,062    $  24,082,343       760,718    $  19,666,403
                                              ===========================================================
ADVISOR CLASS SHARES:
   Shares sold ............................   13,704,826    $ 412,287,369     6,580,284    $ 171,573,920
   Shares issued in reinvestment
      of distributions ....................    2,426,800       69,817,046       643,066       17,659,742
   Shares redeemed ........................   (6,367,684)    (195,863,108)   (5,632,960)    (145,829,486)
                                              -----------------------------------------------------------
   Net increase (decrease) ................    9,763,942    $ 286,241,307     1,590,390    $  43,404,176
                                              ===========================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)                          Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
      1.250%           Up to and including $1 billion
      1.200%           Over $1 billion, up to and including $5 billion
      1.150%           Over $5 billion, up to and including $10 billion
      1.100%           Over $10 billion, up to and including $15 billion
      1.050%           Over $15 billion, up to and including $20 billion
      1.000%           In excess of $20 billion


34 | Annual Report

Templeton Developing Markets Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
      0.150%           Up to and including $200 million
      0.135%           Over $200 million, up to and including $700 million
      0.100%           Over $700 million, up to and including $1.2 billion
      0.075%           In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ................................................................   0.35%
Class B ................................................................   1.00%
Class C ................................................................   1.00%
Class R ................................................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ......................................   $638,350
Contingent deferred sales charges retained ..........................   $ 86,300

E. TRANSFER AGENT FEES

For the year ended December 31, 2007, the Fund paid transfer agent fees of $10,062,201, of which $4,603,389 was retained by Investor Services.


                                                              Annual Report | 35

Templeton Developing Markets Trust

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The Fund has reviewed the tax positions taken on federal income tax returns, for each of the open tax years and as of December 31, 2007 and has determined that no provision for income tax is required in the Fund's financial statements.

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2007, the Fund had remaining tax basis capital losses of $1,902,640 from the merged Templeton Vietnam and Southeast Asia Fund and Templeton Emerging Markets Appreciation Fund which may be carried over to offset future capital gains, subject to certain limitations under the Internal Revenue Code. During the year ended December 31, 2007, the Fund utilized $3,607,200 of capital loss carryforwards.

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2007, the Fund deferred realized currency losses of $2,862,094.

The tax character of distributions paid during the years ended December 31, 2007 and 2006, was as follows:
                                                     ---------------------------
                                                         2007           2006
                                                     ---------------------------
Distributions paid from:
   Ordinary income ...............................   $206,278,621   $102,931,198
   Long term capital gain ........................    775,588,776    235,698,496
                                                     ---------------------------
                                                     $981,867,397   $338,629,694
                                                     ===========================

At December 31, 2007, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ..........................................   $4,076,959,679
                                                                 ===============

Unrealized appreciation ......................................   $2,191,351,533
Unrealized depreciation ......................................     (114,035,402)
                                                                 ---------------
Net unrealized appreciation (depreciation) ...................   $2,077,316,131
                                                                 ===============

Undistributed ordinary income ................................   $   42,243,918
Undistributed long term capital gains ........................       76,860,350
                                                                 ---------------
Distributable earnings .......................................   $  119,104,268
                                                                 ===============


36 | Annual Report

Templeton Developing Markets Trust

5. INCOME TAXES (CONTINUED)

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, and foreign taxes paid on net realized gains.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, gains and losses realized on in-kind shareholder redemptions, and foreign taxes paid on net realized gains.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2007, aggregated $5,560,343,481 and $6,402,175,167, respectively. Sales of investments exclude $339,622,741 of an in-kind redemption.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At December 31, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------------------
                                                                             ACQUISITION
SHARES          ISSUER                                                           DATE        COST         VALUE
------------------------------------------------------------------------------------------------------------------
--              Mayfair Hanoi, Ltd., 37.5% equity owned through
                   HEA Holdings, Ltd. (0.09% OF NET ASSETS) ..............     10/31/96    $4,447,586   $5,507,295
                                                                                                        ==========


                                                              Annual Report | 37

Templeton Developing Markets Trust

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the year ended December 31, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                NUMBER OF SHARES                            NUMBER OF SHARES                              REALIZED
                                     HELD AT         GROSS       GROSS           HELD AT         VALUE AT    INVESTMENT    CAPITAL
NAME OF ISSUER                 BEGINNING OF YEAR   ADDITIONS   REDUCTIONS      END OF YEAR     END OF YEAR     INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES a
Mayfair Hanoi, Ltd., 37.5%
   equity owned  through
   HEA Holdings, Ltd. ........                --          --           --                 --   $ 5,507,295   $       --   $      --
                                                                                               =====================================

TOTAL AFFILIATED SECURITIES (0.09% OF NET ASSETS)

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

10. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

11. REDEMPTIONS IN-KIND

During the year ended December 31, 2007, the Fund realized $111,257,407 of net gains resulting from a redemption in-kind in which a shareholder redeemed Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

12. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.


38 | Annual Report

Templeton Developing Markets Trust

12. REGULATORY AND LITIGATION MATTERS (CONTINUED)

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate

13. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                              Annual Report | 39

Templeton Developing Markets Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON DEVELOPING MARKETS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Developing Markets Trust (the "Fund") at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 20, 2008


40 | Annual Report

Templeton Developing Markets Trust

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $774,080,229 as a long term capital gain dividend for the fiscal year ended December 31, 2007.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $84,221,976 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2007.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $134,388,346 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2007. In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2007. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $12,930,830 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2007.

At December 31, 2007, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis, by country, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B, Class C, and Class R, and Adviser Class shareholders of record.

At December 31, 2007, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 14, 2007, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis, of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Funds, to Class A, Class B, Class C, Class R, and Advisor Class shareholders of record.


                                                              Annual Report | 41

Templeton Developing Markets Trust

Record Date: 12/14/2007

--------------------------------------------------------------------------------------------------
                           FOREIGN TAX PAID   FOREIGN SOURCE INCOME   FOREIGN QUALIFIED DIVIDENDS
CLASS                          PER SHARE            PER SHARE                  PER SHARE
--------------------------------------------------------------------------------------------------
Class A ................        $0.0794              $0.7418                    $0.4606
Class B ................        $0.0794              $0.5609                    $0.3481
Class C ................        $0.0794              $0.5801                    $0.3601
Class R ................        $0.0794              $0.7078                    $0.4394
Advisor Class ..........        $0.0794              $0.8163                    $0.5069

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income. 1

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund. 1

In January 2008, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2007. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2007 individual income tax returns.

1 Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax bracket). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


42 | Annual Report

Templeton Developing Markets Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee          Since 1992       141                       Bar-S Foods (meat packing
500 East Broward Blvd.                                                                       company).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (1944)         Trustee          Since 1991       20                        Fortis, Inc. (utility holding
500 East Broward Blvd.                                                                       company), Nuinsco Resources Limited
Suite 2100                                                                                   (mineral exploration), Royal Fidelity
Fort Lauderdale, FL 33394-3091                                                               Merchant Bank & Trust Limited
                                                                                             (financial services), C.A. Bancorp
                                                                                             Inc. (financial services), Victory
                                                                                             Nickel Inc. (mineral exploration),
                                                                                             ABACO Markets Limited (retail
                                                                                             distributors) and Belize Electricity
                                                                                             Limited (electric utility).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Company Ltd.; Director, Provo Power
Company Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power
Ltd. (1977-2003).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)          Lead             Trustee since    141                       Hess Corporation (exploration and
500 East Broward Blvd.           Independent      1996 and Lead                              refining of oil and gas), H.J. Heinz
Suite 2100                       Trustee          Independent                                Company (processed foods and allied
Fort Lauderdale, FL 33394-3091                    Trustee since                              products), RTI International Metals,
                                                  December 2007                              Inc. (manufacture and distribution of
                                                                                             titanium), Canadian National Railway
                                                                                             (railroad) and White Mountains
                                                                                             Insurance Group, Ltd. (holding
                                                                                             company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 43

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED      BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
DAVID W. NIEMIEC (1949)          Trustee          Since 2005       20                        Emeritus Corporation (assisted
500 East Broward Blvd.                                                                       living) and OSI Pharmaceuticals, Inc.
Suite 2100                                                                                   (pharmaceutical products).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga
Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc.
(investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)            Trustee          Since 2003       141                       Hess Corporation (exploration and
500 East Broward Blvd.                                                                       refining of oil and gas) and Sentient
Suite 2100                                                                                   Jet (private jet service).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
LARRY D. THOMPSON (1945)         Trustee          Since 2005       141                       None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).
------------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Trustee          Since 1991       20                        None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT E. WADE (1946)            Trustee          Since 2006       34                        El Oro and Exploration Co., p.l.c.
500 East Broward Blvd                                                                        (investments) and ARC Wireless
Suite 2100                                                                                   Solutions, Inc. (wireless components
Fort Lauderdale, FL 33394-3091                                                               and network products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
------------------------------------------------------------------------------------------------------------------------------------


44 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)      Trustee,         Trustee and      141                       None
One Franklin Parkway             Chairman of      Chairman of the
San Mateo, CA 94403-1906         the Board and    Board since 1995
                                 Vice President   and Vice President
                                                  since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**GREGORY E. JOHNSON (1961)      Trustee          Since April 2007 92                        None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; Director,
Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 33 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)            Chief Compliance Chief Compliance Not Applicable            Not Applicable
One Franklin Parkway             Officer and Vice Officer since
San Mateo, CA 94403-1906         President - AML  2004 and Vice
                                 Compliance       President - AML
                                                  Compliance since
                                                  2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources,
Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)          Senior Vice      Since 2002       Not Applicable            Not Applicable
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer -
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)             Vice President   Since 2000       Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (1940)    Vice President   Since 1996       Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (1940)               Vice President   Since 1994       Not Applicable            Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Templeton Worldwide, Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President and Controller, Keystone Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MARK MOBIUS (1936)               President and    President since  Not Applicable            Not Applicable
17th Floor,                      Chief Executive  1991 and Chief
The Chater House                 Officer -        Executive
8 Connaught Road                 Investment       Officer -
Central, Hong Kong               Management       Investment
                                                  Management since
                                                  2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Portfolio Manager of various Templeton advisory affiliates; Managing Director, Templeton Asset Management Ltd.; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments; and FORMERLY, President, International Investment Trust Company Limited (investment manager of
Taiwan R.O.C. Fund) (1986-1987); and Director, Vickers da Costa, Hong Kong (1983-1986).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT C. ROSSELOT (1960)        Secretary        Since 2004       Not Applicable            Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President
and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of
the South; and officer of 14 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
GREGORY R. SEWARD (1956)         Treasurer        Since 2004       Not Applicable            Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------


46 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                              LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION        TIME SERVED       BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)             Vice President   Since 2005       Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman &
Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)           Chief Financial  Since 2004       Not Applicable            Not Applicable
500 East Broward Blvd.           Officer and
Suite 2100                       Chief Accounting
Fort Lauderdale, FL 33394-3091   Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.
(1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer, director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

Note 3: Prior to December 31, 2007, Nicholas F. Brady ceased to be a trustee of the Trust.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. NIEMIEC QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND OSI PHARMACEUTICALS, INC. AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MR. NIEMIEC HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. NIEMIEC IS AN INDEPENDENT BOARD MEMBER AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 47

Templeton Developing Markets Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


48 | Annual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                              Not part of the annual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
DEVELOPING MARKETS TRUST

INVESTMENT MANAGER

Templeton Asset Management Ltd.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


711 A2007 02/08


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $90,959 for the fiscal year ended December 31, 2007 and $91,216 for the fiscal year ended December 31, 2006.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $46,000 for the fiscal year ended December 31, 2007 and $3,961 for the fiscal year ended December 31, 2006. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2007 and $2,740 for the fiscal year ended December 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2007 and $173,121 for the fiscal year ended December 31, 2006. The services for which these fees were paid included review of materials provided to the fund Board in connect with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $46,000 for the fiscal year ended December 31, 2007 and $179,822 for the fiscal year ended December 31, 2006.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.   N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(A)(1) Code of Ethics

(A)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura Fergerson, Chief Financial Officer and Chief Accounting Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST



By /s/GALEN G. VETTER
  --------------------------------
    Galen G. Vetter
    Chief Executive Officer -
     Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  -------------------------------
   Galen G. Vetter
   Chief Executive Officer -
    Finance and Administration
Date  February 27, 2008

By /s/LAURA FERGERSON
---------------------------------
Laura Fergerson
Chief Financial Officer and
Chief Accounting Officer
Date  February 27, 2008